Loans, Impaired Loans, and Allowance for Credit Losses - Schedule of Incremental Lifetime ECL Impact (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Incremental lifetime ECL impact	$ 433
Next 12 months [member]
Disclosure of detailed information about financial instruments [line items]
All performing loans and off-balance sheet instruments using 12-month ECL	3,441
Stage One and Two [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate Stage 1 and 2 probability-weighted ECL	$ 3,874